MINERAL PROPERTIES UNDER DEVELOPMENT AND CONSTRUCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mineral properties under development and construction, at historical rates
At beginning of period	$ (284)	$ (252)
At end of period	(710)	(284)
Camino Rojo
Mineral properties under development and construction, at historical rates
Transferred from mineral properties (note 6)	(3,343)
Borrowing costs relating to construction in progress	700
Deposits on key components and construction items	28,100	0
Other equipment
Mineral properties under development and construction, at historical rates
At end of period	(19)
Cost
Mineral properties under development and construction, at historical rates
At beginning of period	(620)	(499)
Due to changes in exchange rates	25	19
At end of period	(1,165)	(620)
Cost | Mineral Properties
Mineral properties under development and construction, at historical rates
At beginning of period	(125,358)	(125,358)
Transferred from mineral properties (note 6)	(3,343)
At end of period	(82,743)	(125,358)
Cost | Mineral Properties | Camino Rojo
Mineral properties under development and construction, at historical rates
At beginning of period	(42,615)	(42,615)
Transferred from mineral properties (note 6)	(3,343)
At end of period		(42,615)
Cost | Other equipment
Mineral properties under development and construction, at historical rates
Due to changes in exchange rates	1
At end of period	(20)
Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	336	247
Due to changes in exchange rates	13	12
At end of period	455	336
Accumulated depreciation | Mineral Properties
Mineral properties under development and construction, at historical rates
At beginning of period	285	1,259
Due to changes in exchange rates	(2,414)	1,544
At end of period		285
Accumulated depreciation | Mineral Properties | Camino Rojo
Mineral properties under development and construction, at historical rates
At beginning of period	285	1,259
Due to changes in exchange rates	(2,414)	1,544
At end of period		285
Accumulated depreciation | Other equipment
Mineral properties under development and construction, at historical rates
At end of period	1
Mineral properties under development and construction
Mineral properties under development and construction, at historical rates
Carrying value	71,272
Mineral properties under development and construction | Mineral Properties
Mineral properties under development and construction, at historical rates
Carrying value	37,143
Mineral properties under development and construction | Deposits to vendors on construction assets [Member]
Mineral properties under development and construction, at historical rates
Carrying value	28,079
Mineral properties under development and construction | Construction in progress
Mineral properties under development and construction, at historical rates
Carrying value	5,160
Mineral properties under development and construction | Other equipment
Mineral properties under development and construction, at historical rates
Carrying value	890
Mineral properties under development and construction | Cost
Mineral properties under development and construction, at historical rates
Transferred from mineral properties (note 6)		39,272
Additions	32,924
Borrowinng costs capitaliised (note 11)	672
Change in site closure provision	164
At end of period	73,032
Mineral properties under development and construction | Cost | Mineral Properties
Mineral properties under development and construction, at historical rates
Transferred from mineral properties (note 6)		39,272
At end of period	39,272
Mineral properties under development and construction | Cost | Deposits to vendors on construction assets [Member]
Mineral properties under development and construction, at historical rates
Additions	28,079
At end of period	28,079
Mineral properties under development and construction | Cost | Construction in progress
Mineral properties under development and construction, at historical rates
Additions	4,845
At end of period	4,845
Mineral properties under development and construction | Cost | Other equipment
Mineral properties under development and construction, at historical rates
Borrowinng costs capitaliised (note 11)	672
Change in site closure provision	164
At end of period	836
Mineral properties under development and construction | Accumulated depreciation
Mineral properties under development and construction, at historical rates
Transferred from mineral properties (note 6)		(2,129)
Due to changes in exchange rates	369
At end of period	1,760
Mineral properties under development and construction | Accumulated depreciation | Mineral Properties
Mineral properties under development and construction, at historical rates
Transferred from mineral properties (note 6)		$ (2,129)
At end of period	2,129
Mineral properties under development and construction | Accumulated depreciation | Construction in progress
Mineral properties under development and construction, at historical rates
Due to changes in exchange rates	315
At end of period	315
Mineral properties under development and construction | Accumulated depreciation | Other equipment
Mineral properties under development and construction, at historical rates
Due to changes in exchange rates	54
At end of period	$ 54